UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07548

Morgan Stanley Global Dividend Growth Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	March 31, 2009

Date of reporting period:	June 30, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments June 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (96.9%)
	Austria (a) (0.8%)
	Major Telecommunications
212,525	Telekom Austria AG	$3,325,271

	Finland (a) (1.8%)
	Steel
163,817	Rautaruukki Oyj	3,276,176

	Telecommunication Equipment
123,725	Nokia Oyj	1,805,614

	Trucks/Construction/Farm Machinery
93,647	KCI Konecranes Oyj	2,207,482
	Total Finland	7,289,272

	France (a) (9.4%)
	Gas Distributors
149,452	GDF Suez (b)	5,583,225

	Integrated Oil
110,007	Total S.A. (b)	5,958,258

	Major Banks
47,207	BNP Paribas	3,063,465

	Major Telecommunications
298,045	France Telecom S.A. (b)	6,771,693

	Metal Fabrications
34,318	Vallourec S.A. (b)	4,172,273

	Office Equipment/Supplies
34,957	Neopost S.A. (b)	3,143,500

	Real Estate Development
24,975	Unibail - Rodamco	3,729,563

	Real Estate Investment Trusts
37,131	ICADE Co.	3,053,691

	Specialty Insurance
48,230	Euler Hermes S.A.	2,942,117
	Total France	38,417,785

	Germany (a) (6.0%)
	Electric Utilities
174,922	E.ON AG	6,208,785
63,692	RWE AG	5,028,165
		11,236,950
	Industrial Conglomerates
58,000	Siemens AG (Registered Shares)	4,015,392

	Multi-Line Insurance
70,054	Muenchener Rueckversicherungs-Gesellschaft AG (Registered Shares)	9,474,493
	Total Germany	24,726,835

	Greece (a) (1.1%)
	Casino/Gaming
169,957	OPAP SA	4,492,068

	Ireland (a) (1.7%)
	Construction Materials
301,803	CRH plc	6,919,228

	Italy (a) (2.8%)
	Integrated Oil
491,494	Eni S.p.A.	11,659,718

	Japan (a) (9.8%)
	Electronic Components
345,912	Hoya Corp.	6,926,010
94,100	TDK Corp. (b)	4,398,581
		11,324,591
	Industrial Machinery
460,000	Amada Co., Ltd.	2,842,668
779,000	Daifuku Co., Ltd.	5,527,295
401,700	Mori Seiki Co., Ltd. (b)	4,161,133
		12,531,096
	Pharmaceuticals: Major
107,000	Takeda Pharmaceutical Co., Ltd.	4,157,659

	Recreational Products
12,106	Nintendo Co., Ltd.	3,331,621
320,700	Yamaha Corp.	3,983,501
		7,315,122
	Regional Banks
247,400	Tokyo Tomin Bank, Ltd. (The)	4,739,615
	Total Japan	40,068,083

	Netherlands (a) (8.5%)
	Food: Major Diversified
189,204	Unilever N.V. (Share Certificates)	4,566,225

	Industrial Specialties
63,547	Akzo Nobel N.V. (b)	2,796,409

	Major Telecommunications
397,761	Koninklijke (Royal) KPN N.V.	5,479,514

	Publishing: Books/Magazines
764,334	Reed Elsevier N.V.	8,429,366
779,174	Wolters Kluwer N.V.	13,634,118
		22,063,484
	Total Netherlands	34,905,632

	Norway (a) (0.7%)
	Publishing: Newspapers
306,179	Schibsted ASA (b)	2,776,209

	Singapore (a) (2.2%)
	Air Freight/Couriers
7,168,000	Singapore Post Ltd. (b)	4,425,345

	Other Transportation
5,155,000	ComfortDelGro Corp., Ltd.	4,551,370
	Total Singapore	8,976,715

	Spain (a) (2.4%)
	Major Banks
172,477	Banco Bilbao Vizcaya Argentaria, S.A. (b)	2,173,473

	Major Telecommunications
329,299	Telefonica S.A.	7,466,903
	Total Spain	9,640,376

	Switzerland (a) (2.3%)
	Other Consumer Services
6,485	Kuoni Reisen Holding AG	2,017,456

	Pharmaceuticals: Major
182,898	Novartis AG (Registered Shares)	7,430,865
	Total Switzerland	9,448,321

	United Kingdom (a) (16.5%)
	Aerospace & Defense
826,906	Meggitt PLC	2,160,695

	Beverages: Alcoholic
243,338	Diageo PLC	3,494,553

	Beverages: Non-Alcoholic
1,081,704	Britvic PLC	4,971,221

	Electric Utilities
213,750	Scottish & Southern Energy PLC	4,013,059

	Integrated Oil
1,000,957	BP PLC	7,920,715
309,350	Royal Dutch Shell PLC (A Shares)	7,747,405
		15,668,120
	Miscellaneous Manufacturing
639,298	IMI PLC	3,287,425

	Other Metals/Minerals
104,401	BHP Billiton PLC	2,358,208

	Pharmaceuticals: Major
253,156	GlaxoSmithKline PLC	4,457,959

	Tobacco
446,418	British American Tobacco PLC	12,332,453

	Wireless Telecommunications
7,671,729	Vodafone Group PLC	14,829,221
	Total United Kingdom	67,572,914

	United States (30.9%)
	Chemicals: Major Diversified
144,045	Du Pont (E.I.) de Nemours & Co.	3,690,433

	Electric Utilities
120,668	Allete Inc. (c)	3,469,205
256,806	Portland General Electric Co. (a)	5,002,581
		8,471,786
	Electronic Equipment/Instruments
160,043	Diebold, Inc.	4,218,733

	Financial Publishing/Services
272,182	McGraw-Hill Companies, Inc. (The)	8,195,400

	Household/Personal Care
181,054	Kimberly-Clark Corp.	9,492,661

	Insurance Brokers/Services
233,128	Willis Group Holdings Ltd. (Bermuda)	5,998,383

	Major Banks
111,701	Bank of New York Mellon Corp.	3,273,956

	Major Telecommunications
333,099	AT&T Inc.	8,274,179
311,877	Verizon Communications, Inc.	9,583,980
		17,858,159
	Office Equipment/Supplies
144,724	Avery Dennison Corp. (b)	3,716,512

	Pharmaceuticals: Major
558,984	Bristol-Myers Squibb Co.	11,352,965
170,696	Lilly (Eli) & Co.	5,912,909
301,237	Pfizer, Inc.	4,518,555
		21,784,429
	Real Estate Investment Trusts
166,768	Potlatch Corp. (b)	4,050,795

	Semiconductors
375,364	Intel Corp.	6,212,274

	Tobacco
392,816	Philip Morris International	17,134,634
326,641	Reynolds American, Inc.	12,614,875
		29,749,509
	Total United States	126,713,030
	Total Common Stocks (Cost $364,595,942)	396,931,457

	Rights (0.2%)
314	Schibsted ASA (b) (Cost $0)	682,784

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (5.7%)
	Securities held as Collateral on Loaned Securities
	Repurchase Agreements (1.0%)
$3,203	Bank of America Securities LLC (0.08% dated 06/30/09, due 07/01/09; proceeds $3,203,055) fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Fannie Mae 6.00% due 04/01/39; valued at $3,698,290.	3,203,048

1,036	Citigroup Global Markets Inc. (0.59%, dated 06/19/09, due 07/01/09; proceeds collateralized by units (each unit represents one share and one warrant) and bond at the date of this Portfolio of Investments as follows: Sports Properties BPW Acquisition Corp., and Vale Capital Limited 5.50%, due 06/15/10, Series RIO; valued at $1,231,024.	1,035,714
	Total Repurchase Agreements (Cost $4,238,762)	4,238,762

NUMBER OF
SHARES (000)
	Investment Company (c) (4.3%)
17,677	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $17,677,284)		17,677,284

	Total Securities held as Collateral on Loaned Securities (Cost $21,916,046)		21,916,046

	Investment Company (c) (0.4%)
1,719	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,718,850)		1,718,850

	Total Short-Term Investments (Cost $23,634,896)		23,634,896

	Total Investments (Cost $388,230,838) (d)	102.8%	421,249,137
	Liabilities in Excess of Other Assets	(2.8)	(11,394,491)
	Net Assets	100.0%	$409,854,646

ADR	American Depositary Receipt.
(a)

Securities with a total market value of $270,218,427 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(b)

The values of loaned securities and related cash collateral outstanding at June 30, 2009 were $20,765,461 and $21,916,045, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Dividend Growth Securities

Forward Foreign Currency Contract Open at June 30, 2009:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

EUR	4,437,870		$4,056,965	07/30/2009	28,982
EUR	46,410,000		$64,622,676	07/30/2009	(484,011)
EUR	2,900,000		$4,056,965	07/30/2009	(11,440)
	$2,620,000	GBP	4,279,670	07/30/2009	30,674
GBP	2,470,000		$4,044,407	07/30/2009	(19,163)
JPY	386,641,450		$4,044,407	07/30/2009	(29,457)
	$410,292,000	JPY	4,279,670	07/30/2009	19,130

		Net Unrealized Depreciation			$(465,285)

Currency Abbreviations:
EUR	Euro.
GBP	British Pound
JPY	Japanese Yen

Morgan Stanley Global Dividend Growth Portfolio

Summary of Investments June 30, 2009  (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Tobacco	$42,081,962	10.0%
Major Telecommunications	40,901,540	9.7
Pharmaceuticals: Major	37,830,912	9.0
Integrated Oil	33,286,096	7.9
Electric Utilities	23,721,795	5.6
Short-Term Investments	23,634,896	5.6
Publishing: Books/Magazines	22,063,484	5.2
Wireless Telecommunications	14,829,221	3.5
Industrial Machinery	12,531,096	3.0
Electronic Components	11,324,591	2.7
Household/Personal Care	9,492,661	2.3
Multi-Line Insurance	9,474,493	2.2
Major Banks	8,510,894	2.0
Financial Publishing/Services	8,195,400	1.9
Recreational Products	7,315,122	1.7
Real Estate Investment Trusts	7,104,486	1.7
Construction Materials	6,919,228	1.6
Office Equipment/Supplies	6,860,012	1.6
Semiconductors	6,212,274	1.5
Insurance Brokers/Services	5,998,383	1.4
Gas Distributors	5,583,225	1.3
Beverages: Non-Alcoholic	4,971,221	1.2
Regional Banks	4,739,615	1.1
Food: Major Diversified	4,566,225	1.1
Other Transportation	4,551,370	1.1
Casino/Gaming	4,492,068	1.1
Air Freight/Couriers	4,425,345	1.1
Electronic Equipment/Instruments	4,218,733	1.0
Metal Fabrications	4,172,273	1.0
Industrial Conglomerates	4,015,392	1.0
Real Estate Development	3,729,563	0.9
Chemicals: Major Diversified	3,690,433	0.9
Beverages: Alcoholic	3,494,553	0.8
Publishing: Newspapers	3,458,993	0.8
Miscellaneous Manufacturing	3,287,425	0.8
Steel	3,276,176	0.8
Specialty Insurance	2,942,117	0.7
Industrial Specialties	2,796,409	0.7
Other Metals/Minerals	2,358,208	0.6
Trucks/Construction/Farm Machinery	2,207,482	0.5
Aerospace & Defense	2,160,695	0.5
Other Consumer Services	2,017,456	0.5
Telecommunication Equipment	1,805,614	0.4

	$421,249,137	100.0%

MS Global Dividend Growth Securities

Notes to the Portfolio of Investments

SFAS 157

6/30/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective April 1, 2008.  In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal marketthe most advantageous market for the investment or liability.  SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with  investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at June 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Common Stocks
AEROSPACE & DEFENSE	$2,160,695	—	$2,160,695	—
AIR FREIGHT/COURIERS	4,425,345	—	4,425,345	—
BEVERAGES: ALCOHOLIC	3,494,553	—	3,494,553	—
BEVERAGES: NON-ALCOHOLIC	4,971,221	—	4,971,221	—
CASINO/GAMING	4,492,068	—	4,492,068	—
CHEMICALS: MAJOR DIVERSIFIED	3,690,433	$3,690,433		—
CONSTRUCTION MATERIALS	6,919,228	—	6,919,228	—
ELECTRIC UTILITIES	23,721,795	8,471,786	15,250,009	—
ELECTRONIC COMPONENTS	11,324,591	—	11,324,591	—
ELECTRONIC EQUIPMENT/INSTRUMENTS	4,218,733	4,218,733		—
FINANCIAL PUBLISHING/SERVICES	8,195,400	8,195,400		—
FOOD: MAJOR DIVERSIFIED	4,566,225	—	4,566,225	—
GAS DISTRIBUTORS	5,583,225	—	5,583,225	—
HOUSEHOLD/PERSONAL CARE	9,492,661	9,492,661		—
INDUSTRIAL CONGLOMERATES	4,015,392	—	4,015,392	—
INDUSTRIAL MACHINERY	12,531,096	—	12,531,096	—
INDUSTRIAL SPECIALTIES	2,796,409	—	2,796,409	—
INSURANCE BROKERS/SERVICES	5,998,383	5,998,383		—
INTEGRATED OIL	33,286,096	—	33,286,096	—
MAJOR BANKS	8,510,894	3,273,956	5,236,938	—
MAJOR TELECOMMUNICATIONS	40,901,540	17,858,159	23,043,381	—
METAL FABRICATIONS	4,172,273	—	4,172,273	—
MISCELLANEOUS MANUFACTURING	3,287,425	—	3,287,425	—
MULTI-LINE INSURANCE	9,474,493	—	9,474,493	—
OFFICE EQUIPMENT/SUPPLIES	6,860,012	3,716,512	3,143,500	—
OTHER CONSUMER SERVICES	2,017,456	—	2,017,456	—
OTHER METALS/MINERALS	2,358,208	—	2,358,208	—

OTHER TRANSPORTATION	4,551,370	—	4,551,370	—
PHARMACEUTICALS: MAJOR	37,830,912	21,784,429	16,046,483	—
PUBLISHING: BOOKS/MAGAZINES	22,063,484	—	22,063,484	—
PUBLISHING: NEWSPAPERS	2,776,209	—	2,776,209	—
REAL ESTATE DEVELOPMENT	3,729,563	—	3,729,563	—
REAL ESTATE INVESTMENT TRUSTS	7,104,486	4,050,795	3,053,691	—
RECREATIONAL PRODUCTS	7,315,122	—	7,315,122	—
REGIONAL BANKS	4,739,615	—	4,739,615	—
SEMICONDUCTORS	6,212,274	6,212,274		—
SPECIALTY INSURANCE	2,942,117	—	2,942,117	—
STEEL	3,276,176	—	3,276,176	—
TELECOMMUNICATIONS EQUIPMENT	1,805,614	—	1,805,614	—
TOBACCO	42,081,962	29,749,509	12,332,453	—
TRUCKS/CONSTRUCTION/FARM MACHINERY	2,207,482	—	2,207,482	—
WIRELESS TELECOMMUNICATIONS	14,829,221	—	14,829,221	—
Total Common Stocks	396,931,457	126,713,030	270,218,427	—
Rights	682,784	682,784	—	—
Short-Term Investments
Repurchase Agreements	4,238,762	—	4,238,762	—
Investment Company	19,396,134	19,396,134	—	—
Total Short-Term Investments	23,634,896	19,396,134	4,238,762	—
Forward Contracts	78,786	—	78,786	—
Total Assets	$421,327,923	$146,791,948	$274,535,975	—

Liabilities:
Forward Contracts	$(544,071)	—	$(544,071)	—

Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over- the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 20, 2009